Reserves (Tables)	6 Months Ended
Jun. 30, 2025
Text block [abstract]
Summary of Reserves

(in thousands)	Note	June 30 2025	December 31 2024

Reserves
Share purchase options	18.1	$23,633	$23,361
Restricted share units	18.2	6,051	8,859
Long-term investment revaluation reserve, net of tax	18.3	(35,338)	(95,723)

Total reserves		$(5,654)	$(63,503)

Summary of Fair Value of Share Purchase Options	The weighted average fair value of share purchase options granted and principal assumptions used in applying the Black-Scholes option pricing model are as follows:

	Six Months Ended June 30

	2025	2024

Black-Scholes weighted average assumptions

Grant date share price and exercise price	Cdn$108.56	Cdn$59.79

Expected dividend yield	0.92%	1.45%

Expected volatility	30%	30%

Risk-free interest rate	2.89%	4.10%

Expected option life, in years	3.0	3.0

Weighted average fair value per option granted	Cdn$23.90	Cdn$13.39

Number of options issued during the period	178,020	305,710

Total fair value of options issued (000’s)	$ 2,974	$ 3,022

Disclosure of Information About Options Outstanding and Exercisable
The following table summarizes information about the options outstanding and exercisable at June 30,
2025:

Exercise Price (Cdn$)	Exercisable Options	Non-Exercisable Options	Total Options Outstanding	Weighted Average Remaining Contractual Life

$49.86	170,426	-	170,426	2.7 years

$54.50¹	15,480	-	15,480	2.7 years

$59.03¹	17,903	14,945	32,848	4.7 years

$59.41	155,319	74,668	229,987	4.7 years

$59.79	74,607	142,602	217,209	5.7 years

$60.23¹	16,632	45,026	61,658	5.7 years

$60.00	185,048	-	185,048	3.7 years

$64.07¹	21,638	-	21,638	3.7 years

$103.54¹	-	39,490	39,490	6.7 years

$108.56	-	138,530	138,530	6.7 years

	657,053	455,261	1,112,314	4.7 years

1)	US$ share purchase options converted to Cdn$ using the exchange rate of 1.3643, being the Cdn$/US$ exchange rate at June 30, 2025.

Disclosure of Outstanding Share Purchase Options
A continuity schedule of the Company’s outstanding share purchase options from January 1, 2024 to June 30, 2025 is presented below:

	Number of Options Outstanding	Weighted Average Exercise Price

At January 1, 2024	1,270,021	Cdn$48.47

Granted (fair value - $3 million or Cdn$13.39 per option)	305,710	59.79

Exercised	(158,148)	33.20

At March 31, 2024	1,417,583	Cdn$52.75

Exercised	(311,211)	36.79

Forfeited	(4,740)	59.59

At June 30, 2024	1,101,632	Cdn$57.33

Exercised	(30,658)	45.40

At December 31, 2024	1,070,974	Cdn$58.14

Granted (fair value - $3 million or Cdn$23.90 per option)	178,020	108.56

Exercised	(62,041)	55.90

Forfeited	(24,410)	59.76

At March 31, 2025	1,162,543	Cdn$65.95

Exercised	(50,229)	54.62

At June 30, 2025	1,112,314	Cdn$65.86

Disclosure of Restricted Share Units Reserve
A continuity schedule of the Company’s restricted share units outstanding from January 1, 2024 to June 30, 2025 is presented below:

	Number of RSUs Outstanding	Weighted Average Intrinsic Value at Date Granted

At January 1, 2024	316,336	$33.81

Granted (fair value - $4 million)	90,120	44.16

Released	(68,277)	43.35

At March 31, 2024	338,179	$34.64

Granted	1,010	54.55

Released	(1,217)	43.73

Forfeited	(1,043)	44.40

At June 30 and December 31, 2024	336,929	$34.64

Granted (fair value - $4 million)	52,960	75.92

Released	(69,129)	44.78

Forfeited	(5,384)	43.86

At March 31, 2025	315,376	$39.19

Released	(72,396)	22.89

At June 30, 2025	242,980	$44.04

Disclosure of Long Term Investment Revaluation Reserve
A continuity schedule of the Company’s long-term investment revaluation reserve from January 1, 2024 to June 30, 2025 is presented below:

(in thousands)	Change in Fair Value	Deferred Tax Recovery (Expense)	Total

At January 1, 2024	$(68,099)	$(2,905)	$(71,004)

Unrealized gain (loss) on LTIs 1	(5,470)	(96)	(5,566)

At March 31, 2024	$(73,569)	$(3,001)	$(76,570)

Unrealized gain (loss) on LTIs 1	18,309	(1,327)	16,982

Reallocate reserve to retained earnings upon disposal of LTIs 1	(35,768)	4,190	(31,578)

At June 30, 2024	$(91,028)	$(138)	$(91,166)

Unrealized gain (loss) on LTIs 1	(8,191)	572	(7,619)

Reallocate reserve to retained earnings upon disposal of LTIs 1	3,543	(481)	3,062

At December 31, 2024	$(95,676)	$(47)	$(95,723)

Unrealized gain (loss) on LTIs 1	26,160	(2,350)	23,810

At March 31, 2025	$(69,516)	$(2,397)	$(71,913)

Unrealized gain (loss) on LTIs 1	40,520	(3,945)	36,575

At June 30, 2025	$(28,996)	$(6,342)	$(35,338)

1)	LTIs refers to long-term investments in common shares held.